Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Principal			Value
SHORT-TERM INVESTMENT - 76.5%
BANK DEPSOITS - 76.5%
$ 10,611,739		Union Bank Institutional Trust Deposit Account - IV, 0.10% * +	$ 10,611,739
TOTAL SHORT-TERM INVESTMENT (Cost - $10,611,739)

		TOTAL INVESTMENTS - 76.5% (Cost - $10,611,739)	$ 10,611,739
		OTHER ASSETS LESS LIABILITIES - 23.5%	3,264,398
		NET ASSETS - 100.0%	$ 13,876,137

	*	Reflects effective yield on July 31, 2020.
	+	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
FUTURES CONTRACTS
Number of Long Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
227	90 Day Euro +	Sep-21	56,664,875	$ 25,262
1	Amsterdam Index	Aug-20	108,680	(5,013)
41	Australian 3-Year Bond +	Sep-20	4,087,905	686
16	Australian 10-Year Bond +	Sep-20	1,586,640	5,808
22	British Pound +	Sep-20	1,802,350	73,256
1	Brent Crude +	Oct-20	43,520	(420)
1	Canadian Dollar +	Sep-20	74,720	185
2	CAC 40 10 Euro Index	Aug-20	95,620	(5,354)
5	Canada 10-Year Bond +	Sep-20	773,500	958
4	Cattle Feeder +	Oct-20	293,300	6,062
3	CHF Currency +	Sep-20	410,850	5,388
1	Coffee +	Sep-20	44,606	2,887
6	Copper +	Sep-20	430,200	10,725
3	Crude Oil +	Dec-20	4,276,500	(416)
6	Crude Palm Oil +	Oct-20	401,550	6,051
3	DAX Index	Sep-20	926,288	(43,837)
3	DJIA Mini E-CBOT	Sep-20	394,785	(2,165)
2	Euro FX +	Sep-20	294,988	5,312
19	Euro-Bobl +	Sep-20	2,569,560	2,561
7	Euro-BTP +	Sep-20	1,028,930	20,826
26	Euro-Bund +	Sep-20	4,615,520	25,483
3	Euro-Buxl +	Sep-20	674,520	17,430
1	Euro-Jpy +	Sep-20	15,592,500	2,118
16	Euro-OAT +	Sep-20	2,700,000	24,492
11	FTSE China A50 Index	Aug-20	166,512	2,090
20	FTSE KLCI	Aug-20	1,598,500	820
3	FTSE JSE Top 40	Sep-20	1,539,120	(453)
3	FTSE MIB Index	Sep-20	286,455	(17,711)
9	Gasoline +	Jan-21	18,162,000	107
2	Gasoline RBOB +	Sep-20	98,372	(6,254)
3	Gold +	Apr-21	19,881,000	7,166
1	Gold +	Jun-21	6,632,000	180
7	Gold 100 oz. +	Dec-20	1,390,130	7,860
3	Hang Seng Index	Aug-20	3,683,550	(6,929)
18	HSCEI	Aug-20	9,038,700	(7,877)
1	IBEX 35 Index	Aug-20	69,125	(3,278)
1	ICE ECX Emission +	Dec-20	26,280	(308)
1	Japanese 10-Year Bond +	Sep-20	152,370,000	(938)
10	Japanese Yen Currency +	Sep-20	1,182,437	(13,331)
11	Kerosene +	Jan-21	24,057,000	3,060
2	Live Cattle +	Dec-20	89,240	350
7	LME Copper +	Sep-20	1,122,669	75,181
5	LME Lead +	Sep-20	234,219	12,569
2	LME Nickel +	Sep-20	165,162	17,388
10	LME Primary Aluminum +	Sep-20	424,188	32,144
3	LME Zinc +	Sep-20	173,625	17,600
5	Long Gilt +	Sep-20	692,750	2,890
2	Mexican Peso +	Sep-20	44,740	-
7	MSCI Singapore Index	Aug-20	201,005	(4,178)
7	MSCI Taiwan Index	Aug-20	349,510	(8,290)
3	NASDAQ 100 E-mini Index	Sep-20	653,430	14,530
6	New Zealand +	Sep-20	397,740	3,120
13	Nikkei 225 Index (SGX)	Sep-20	28,288,000	(9,675)
21	OMXS30 Index	Aug-20	3,592,050	(7,323)
5	Platinum +	Apr-21	7,637,500	(113)
9	Platinum +	Jun-21	13,698,000	2,588
10	Rapeseed +	Nov-20	190,875	(269)
7	Robusta Coffee +	Sep-20	94,080	10,230
2	S&P 500 E-Mini Index	Sep-20	326,350	5,687
6	S&P/TSX 60 Index	Sep-20	1,158,480	10,885
11	SGX Nifty 50	Aug-20	244,299	(818)
1	Silver +	Sep-20	121,080	20,680
1	SPI 200 Index	Sep-20	146,950	(1,886)
18	Sugar #11 +	Oct-20	254,822	5,667
1	TOPIX Index	Sep-20	14,965,000	(8,097)
14	U.S. 2-Year Note (CBT) +	Sep-20	3,093,776	1,104
9	U.S. 5-Year Note (CBT) +	Sep-20	1,135,125	1,211
7	U.S. 10-Year Note (CBT) +	Sep-20	980,546	3,124
1	U.S. Ultra Bond +	Sep-20	227,688	2,094
7	VSTOXX	Aug-20	18,375	(377)
6	White Sugar +	Oct-20	114,480	7,970
2	WTI Crude Oil +	Sep-20	80,540	(1,560)
1	WTI Crude Oil +	Sep-20	40,270	(750)
1	Yen Denom Nikkei	Sep-20	10,960,000	(3,731)
	Net Unrealized Appepreciation from Long Futures Contracts			$ 342,434

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
FUTURES CONTRACTS
Number of Short Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
(18)	90 Day Euro +	Dec-20	4,488,525	$ (1,875)
(2)	Australian Dollar +	Sep-20	142,940	200
(32)	Canola +	Nov-20	314,560	(7,726)
(2)	CBOE VIX Index	Aug-20	53,650	3,020
(2)	Cocoa +	Sep-20	48,000	(4,110)
(5)	Cocoa +	Sep-20	81,050	(4,572)
(3)	Corn +	Dec-20	49,050	375
(1)	Cotton No. 2 +	Dec-20	31,330	(905)
(2)	Dollar Index +	Sep-20	186,642	5,448
(4)	E-Mini Russ 2000	Sep-20	295,560	(3,195)
(2)	EURO STOXX 50	Sep-20	63,660	2,247
(2)	EURO/GBP +	Sep-20	225,050	130
(32)	EURO-Schatz +	Sep-20	3,589,440	(4,210)
(7)	FCOJ-A +	Sep-20	127,838	4,823
(13)	FTSE 100 Index	Sep-20	765,245	46,466
(6)	KC HRW Wheat +	Sep-20	132,750	575
(6)	Lean Hogs +	Oct-20	119,100	290
(2)	Live Cattle +	Oct-20	86,300	(420)
(4)	LME Copper +	Sep-20	641,525	(45,300)
(4)	LME Lead +	Sep-20	187,375	(19,162)
(1)	LME Nickel +	Sep-20	82,581	(5,409)
(13)	LME Primary Aluminum +	Sep-20	551,444	(45,306)
(2)	LME Zinc +	Sep-20	115,750	(15,762)
(1)	Low Sulfur Gas Oil +	Sep-20	36,750	500
(1)	Lumber +	Sep-20	64,438	(22,704)
(7)	Maize +	Nov-20	57,225	(267)
(5)	Mill Wheat +	Sep-20	45,688	(881)
(10)	Natural Gas +	Sep-20	179,900	(1,370)
(2)	OAT +	Dec-20	27,150	-
(2)	Red Wheat +	Sep-20	51,400	350
(8)	Rough Rice +	Sep-20	185,520	7,060
(5)	RSS3 Rice +	Dec-20	4,052,500	(1,011)
(7)	Soybean +	Nov-20	312,375	(4,438)
(1)	Soybean +	Dec-20	29,730	(190)
(3)	U.S. Long Bond (CBT) +	Sep-20	546,843	(10,187)
(6)	Wheat (CBT) +	Dec-20	161,625	(4,188)
	Net Unrealized Depreciation from Short Futures Contracts			$ (131,704)
	Net Unrealized Appreciation from Futures Contracts			$ 210,730

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
FUTURES CONTRACTS

+ All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
^ All collateral for open futures contracts consists of cash included as deposits with the broker.

BTP - Business Transaction Protocol
CAC - French Stock Market Index
CHF - Swiss Franc
CBT - Chicago Board of Trade
CBOT - Central Bank of Turkey
DAX - Deutscher Aktienindex
DJIA - Dow Jones Industrial Average
ECX - The European Climate Exchange
FCOJ - Frozen Concentrated Orange Juice
FTSE - Financial Times Stock Exchange
HSCEI - Hang Seng China Enterprises Index oat
IBEX - Spanish Stock Index
ICE - Intercontinental Exchange Inc.
JSE - Johannesburg Stock Exchange
KC HRW - Kansas City Hard Red Winter
KLCI - Kuala Lumpur Composite Index
LME - London Metal Exchange
MIB - Milano Italian Borsa
MSCI - Morgan Stanley Capital International
OAT - Obligations Assimilables Du Tresor
OMXS - Stockholm Index
RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
S&P - Standard & Poor's
SGX - Stock Exchange of Singapore
SPI - Swiss Performance Index
STOXX - Stock Index of Eurozone Stocks
TOPIX - Tokyo Stock Price Index
TSX - Toronto Stock Exchange
VSTOXX - Volatility Derivatives on Eurex Exchange
WTI - West Texas Intermediate

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)

9/16/2020	ADM	100,000	AUD	92,293	CAD	$ 2,818
9/16/2020	ADM	100,000	AUD	92,901	CAD	2,364
9/16/2020	ADM	100,000	AUD	70,280	USD	1,447
9/16/2020	ADM	100,000	AUD	70,191	USD	1,536
9/16/2020	ADM	100,000	AUD	7,552,000	JPY	262
9/16/2020	ADM	100,000	AUD	7,543,000	JPY	347
9/16/2020	ADM	200,000	AUD	215,452	NZD	(75)
9/16/2020	ADM	200,000	AUD	215,598	NZD	(172)
9/16/2020	INTL FCStone	300,000	BRL	57,726	USD	(196)
9/16/2020	ADM	200,000	CAD	146,856	USD	2,470
9/16/2020	ADM	100,000	CAD	7,990,770	JPY	(954)
9/16/2020	ADM	100,000	CAD	7,984,590	JPY	(896)
9/16/2020	ADM	200,000	CHF	168,332	GBP	(862)
9/16/2020	ADM	200,000	CHF	22,464,800	JPY	7,542
9/16/2020	ADM	100,000	CHF	104,633	USD	5,430
9/16/2020	ADM	100,000	CHF	104,721	USD	5,343
9/16/2020	INTL FCStone	1,200,000	CNH	168,587	USD	2,911
9/16/2020	INTL FCStone	1,200,000	CNH	168,845	USD	2,653
9/16/2020	INTL FCStone	1,800,000	CNH	254,810	USD	2,437
9/16/2020	INTL FCStone	1,800,000	CNH	254,712	USD	2,535
9/16/2020	INTL FCStone	300,000,000	COP	82,637	USD	(2,453)
9/16/2020	ADM	3,000,000	CZK	129,699	USD	5,380
9/16/2020	ADM	3,000,000	CZK	129,851	USD	5,228
9/16/2020	ADM	3,000,000	CZK	129,851	USD	5,228
9/16/2020	ADM	600,000	DKK	91,807	USD	3,538
9/16/2020	ADM	600,000	DKK	92,043	USD	3,303
9/16/2020	ADM	172,940	EUR	60,000,000	HUF	(1,218)
9/16/2020	ADM	111,401	EUR	1,200,000	NOK	(342)
9/16/2020	ADM	100,000	EUR	12,064,500	JPY	4,196
9/16/2020	ADM	113,727	EUR	40,000,000	HUF	(2,667)
9/16/2020	ADM	100,000	EUR	12,286,100	JPY	2,099
9/16/2020	ADM	100,000	EUR	12,297,200	JPY	1,994
9/16/2020	ADM	100,000	EUR	115,109	USD	3,253
9/16/2020	ADM	100,000	EUR	114,999	USD	3,364
9/16/2020	ADM	100,000	GBP	13,546,000	JPY	3,096
9/16/2020	ADM	100,000	GBP	13,489,500	JPY	3,630
9/16/2020	ADM	100,000	GBP	13,471,000	JPY	3,805
9/16/2020	ADM	82,660	GBP	100,000	CHF	(1,546)
9/16/2020	ADM	82,773	GBP	100,000	CHF	(1,398)
9/16/2020	ADM	100,000	GBP	13,765,620	JPY	1,017
9/16/2020	ADM	100,000	GBP	172,075	CAD	2,805
9/16/2020	ADM	83,879	GBP	100,000	CHF	55
9/16/2020	ADM	100,000	GBP	126,989	USD	4,293
9/16/2020	ADM	100,000	GBP	127,129	USD	4,153
9/16/2020	ADM	100,000	GBP	172,641	CAD	2,383
9/16/2020	ADM	40,000,000	HUF	115,797	EUR	216
9/16/2020	ADM	500,000	ILS	144,970	USD	2,104
9/16/2020	ADM	500,000	ILS	145,307	USD	1,766
9/16/2020	INTL FCStone	20,000,000	INR	265,922	USD	258
9/16/2020	ADM	11,998,860	JPY	100,000	EUR	(4,817)
9/16/2020	ADM	26,690,800	JPY	200,000	GBP	(9,988)
9/16/2020	ADM	20,000,000	JPY	187,839	USD	1,422
9/16/2020	ADM	20,000,000	JPY	187,973	USD	1,288
9/16/2020	ADM	220,000,000	JPY	2,034,626	USD	47,246
9/16/2020	ADM	20,000,000	JPY	190,615	USD	(1,354)
9/16/2020	ADM	7,832,490	JPY	100,000	CAD	(544)
9/16/2020	ADM	7,810,200	JPY	100,000	CAD	(755)
9/16/2020	ADM	7,815,900	JPY	100,000	CAD	(701)
9/16/2020	ADM	7,822,200	JPY	100,000	CAD	(641)
9/16/2020	INTL FCStone	100,000,000	KRW	82,246	USD	1,700
9/16/2020	INTL FCStone	100,000,000	KRW	83,981	USD	(35)
9/16/2020	ADM	1,200,000	NOK	124,449	USD	7,750
9/16/2020	ADM	1,200,000	NOK	112,268	EUR	(685)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Forward Foreign Currency Contracts (Continued)

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
9/16/2020	ADM	200,000	NZD	126,956	USD	$ 6,279
9/16/2020	ADM	100,000	NZD	65,939	USD	679
9/16/2020	ADM	100,000	NZD	66,012	USD	605
9/16/2020	INTL FCStone	12,000,000	PHP	236,864	USD	6,720
9/16/2020	INTL FCStone	12,000,000	PHP	239,856	USD	3,727
9/16/2020	ADM	400,000	PLN	102,488	USD	4,737
9/16/2020	ADM	400,000	PLN	102,865	USD	4,360
9/16/2020	ADM	2,400,000	SEK	229,570	EUR	2,877
9/16/2020	ADM	600,000	SEK	65,796	USD	2,855
9/16/2020	ADM	600,000	SEK	66,023	USD	2,628
9/16/2020	ADM	400,000	SGD	284,673	USD	7,047
9/16/2020	INTL FCStone	9,000,000	TWD	305,292	USD	2,012
9/16/2020	INTL FCStone	9,000,000	TWD	305,364	USD	1,939
9/16/2020	INTL FCStone	6,000,000	TWD	204,708	USD	161
9/16/2020	INTL FCStone	6,000,000	TWD	204,638	USD	230
9/16/2020	ADM	124,292	USD	1,200,000	NOK	(7,907)
9/16/2020	ADM	145,762	USD	200,000	CAD	(3,564)
9/16/2020	ADM	79,887	USD	300,000,000	COP	(297)
9/16/2020	ADM	334,859	USD	2,400,000	CNH	(8,137)
9/16/2020	ADM	284,041	USD	400,000	SGD	(7,680)
9/16/2020	ADM	124,630	USD	200,000	NZD	(8,605)
9/16/2020	INTL FCStone	262,564	USD	20,000,000	INR	(3,615)
9/16/2020	ADM	162,943	USD	200,000,000	KRW	(4,949)
9/16/2020	ADM	605,449	USD	18,000,000	TWD	(9,157)
9/16/2020	ADM	56,160	USD	300,000	BRL	(1,370)
9/16/2020	ADM	184,966	USD	20,000,000	JPY	(4,295)
9/16/2020	ADM	185,103	USD	20,000,000	JPY	(4,158)
9/16/2020	INTL FCStone	41,958	USD	3,000,000	RUB	1,730
9/16/2020	ADM	42,035	USD	3,000,000	RUB	1,807
9/16/2020	ADM	127,510	USD	4,000,000	THB	(751)
9/16/2020	INTL FCStone	127,551	USD	4,000,000	THB	(709)
9/16/2020	ADM	129,851	USD	3,000,000	CZK	(5,228)
9/16/2020	ADM	2,034,626	USD	220,000,000	JPY	(47,246)
9/16/2020	ADM	79,813	USD	300,000,000	COP	(371)
9/16/2020	ADM	79,813	USD	300,000,000	COP	(371)
	Net Unrealized Appreciation on Forward Foreign Currency Contracts					$ 66,349

ADM - ADM Investor Services, Inc.
INTL FCStone - International FCStone, Inc.
AUD - Australian Dollar
BRL - Brazial Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNH - Chinese Yuan Reminbi
COP - Columbian Peso
CZK - Czech Koruna
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
HUF - Hungarian Forint
INR - Indian Rupee
ILS - Israeli New Shekel
JPY - Japanese Yen
KRW - South Korean won
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philppine Peso
PLN - Poland ztoly
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwan New Dollar

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.   Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Short-Term Investments		$ 10,611,739	$ -	$ -	$ 10,611,739
Futures Contracts*		575,269			575,269
Forward Foreign Currency Contracts**		-	217,058	-	217,058
	Total Assets	$ 11,187,008	$ 217,058	$ -	$ 11,404,066
Liabilities
Futures Contracts*		$ 364,539	$ -	$ -	$ 364,539
Forward Foreign Currency Contracts**		-	150,709	-	150,709
	Total Liabilities	$ 364,539	$ 150,709	$ -	$ 515,248
* Includes cumulative unrealized gain (loss) on futures contracts open at July 31, 2020.
** Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Superfund Managed Futures Strategy Fund ("Fund") with Superfund Managed Futures Strategy (Cayman) Fund Ltd. ("Superfund-CFC") – The Consolidated Portfolio of Investments includes the accounts of Superfund-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

Superfund-CFC utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund's Prospectus.

A summary of the net assets of the Superfund-CFC is as follows:
	Inception Date of CFC	CFC Net Assets at July 31, 2020	% of Fund Net Assets at July 31, 2020
Superfund-CFC	6/20/14	$2,875,751	20.72%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Forward Foreign Currency Contracts – The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of July 31, 2020 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain (Loss)
Commodity contracts	$ 66,627
Equity contracts	(54,442)
Foreign exchange contracts	81,826
Interest rate contracts	116,719
Total	$ 210,730

The value of the derivative instruments outstanding as of July 31, 2020 as disclosed in the Consolidated Portfolio of Investments and the amount of unrealized gain/loss on derivative instruments as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
	$ 10,660,967	$ -	$ (49,228)	$ (49,228)